Commitments (Tables)	12 Months Ended
Jan. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Aggregate Minimum Annual Rentals Under Non-Cancelable Leases
Aggregate minimum annual rentals at January 31, 2013, under non-cancelable leases are as follows:

(Amounts in millions)
Fiscal Year	Operating Leases	Capital Leases
2014	$1,722	$620
2015	1,598	584
2016	1,480	535
2017	1,384	490
2018	1,246	449
Thereafter	9,373	3,590
Total minimum rentals	$16,803	$6,268
Less estimated executory costs		55
Net minimum lease payments		6,213
Less imputed interest		2,863
Present value of minimum lease payments		$3,350